SHARE-BASED PAYMENT - Share-based Compensation Recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SHARE-BASED PAYMENT
Total stock-based compensation expense	$ 2,492	$ 4,778	$ 8,792
General and administrative
SHARE-BASED PAYMENT
Total stock-based compensation expense	1,132	2,245	4,296
Research and development
SHARE-BASED PAYMENT
Total stock-based compensation expense	873	2,071	3,859
Selling and marketing
SHARE-BASED PAYMENT
Total stock-based compensation expense	$ 487	$ 462	$ 637